Right-of-use assets and Lease liabilities (Details 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SQM Salar SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency		UF
Type Of Amortization		Monthly
Maturity date		Mar. 31, 2025
Effective rate	5.39%
SQM Salar SA [Member] | Maquinaria Astudillo y Hermanos Limitada [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.89%
SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency		Peso
Type Of Amortization		Monthly
Maturity date		Sep. 01, 2020
Effective rate	8.93%
SQM Salar SA [Member] | SKM Industrial Ltda [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency		Peso
Type Of Amortization		Monthly
Maturity date		Jun. 01, 2022
Effective rate	8.93%
SQM Salar SA [Member] | Ameco Chile SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Peso
Type Of Amortization	Monthly
Maturity date	Apr. 24, 2021
Effective rate	4.07%
SQM Salar SA [Member] | Maquinaria Astudillo Y Hermanos Limitada One [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Peso
Type Of Amortization	Monthly
Maturity date	Nov. 24, 2025
Effective rate	2.89%
SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	Jul. 11, 2023
Effective rate	2.00%
SQM Salar SA [Member] | Maquinaria Astudillo y Hermanos Ltda. [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF	UF
Type Of Amortization	Monthly	Monthly
Maturity date	Jun. 01, 2026	Jan. 08, 2026
Effective rate	3.26%
SQM Industrial SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
SQM Industrial SA [Member] | El Trovador SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency		UF
Type Of Amortization		Monthly
Maturity date		Feb. 08, 2030
Effective rate	3.10%
SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency		UF
Type Of Amortization		Monthly
Maturity date		Aug. 26, 2024
Effective rate	2.72%
SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	Oct. 07, 2024
Effective rate	3.49%
SQM Industrial SA [Member] | Tecno Fast S.A. [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	Dec. 31, 2022
Effective rate	1.44%
Soquimich Comercial S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
Soquimich Comercial S.A. [Member] | Containers Operators S A [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency		UF
Type Of Amortization		Monthly
Maturity date		Dec. 31, 2022
Effective rate	0.81%
Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency		UF
Type Of Amortization		Monthly
Maturity date		Aug. 01, 2022
Effective rate	0.81%
Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	Jul. 06, 2023
Effective rate	1.30%
Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	Jul. 06, 2023
Effective rate	1.30%
Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	May 01, 2028
Effective rate	3.38%
Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	Jul. 05, 2025
Effective rate	2.97%
SQM North America Corp. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
SQM North America Corp. [Member] | Paces West LL [Member] | UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
Type Of Amortization	Monthly
Maturity date	Dec. 31, 2027
Effective rate	3.36%
SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
Type Of Amortization	Monthly
Maturity date	Aug. 31, 2024
Effective rate	3.33%
SQM North America Corp. [Member] | Deep South Equipment Company [Member] | UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
Type Of Amortization	Monthly
Maturity date	Mar. 24, 2024
Effective rate	1.33%
SQM North America Corp. [Member] | Tennant-South [Member] | UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
Type Of Amortization	Monthly
Maturity date	Jul. 02, 2023
Effective rate	1.00%
SQM Comercial De Mexico S.A. de C.V. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | MEXICO
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
Type Of Amortization	Monthly
Maturity date	Dec. 03, 2026
Effective rate	3.45%
SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | MEXICO
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Mexican Peso
Type Of Amortization	Monthly
Maturity date	Oct. 31, 2023
Effective rate	7.84%
SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member] | MEXICO
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Mexican Peso
Type Of Amortization	Monthly
Maturity date	Oct. 31, 2023
Effective rate	7.84%
SQM Europe N.V. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | BELGIUM
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Euro
Type Of Amortization	Monthly
Maturity date	Mar. 31, 2027
Effective rate	1.30%
SQM Australia PTY [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | AUSTRALIA
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Australian dollar
Type Of Amortization	Monthly
Maturity date	Jan. 31, 2021
Effective rate	3.60%
SQM Australia PTY [Member] | Eagle Petroleum (WA) Pty Ltd [Member] | AUSTRALIA
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Australian dollar
Type Of Amortization	Monthly
Maturity date	Jun. 21, 2022
Effective rate	5.00%
SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member] | AUSTRALIA
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Australian dollar
Type Of Amortization	Monthly
Maturity date	Jan. 31, 2023
Effective rate	5.00%
SQM Australia PTY [Member] | Western Australian Land Authority [Member] | AUSTRALIA
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Australian dollar
Type Of Amortization	Monthly
Maturity date	Aug. 31, 2051
Effective rate	3.55%
SQM Nitratos S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
SQM Nitratos S.A. [Member] | Jungheinrich Rentalif SPA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	Oct. 07, 2024
Effective rate	3.49%
SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	Oct. 07, 2024
Effective rate	3.49%
Orcoma Estudios SPA
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Dollar
Orcoma Estudios SPA | Obispado de Iquique [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	CLP
Type Of Amortization	Monthly
Maturity date	Jul. 12, 2036
Effective rate	6.16%
Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	UF
Type Of Amortization	Monthly
Maturity date	Jul. 12, 2024
Effective rate	2.53%
Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	Peso
Type Of Amortization	Monthly
Maturity date	Jul. 12, 2031
Effective rate	7.44%
SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member] | COLOMBIA
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	COP
Type Of Amortization	Monthly
Maturity date	Dec. 18, 2023
Effective rate	2.01%
SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member] | COLOMBIA
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	COP
Type Of Amortization	Monthly
Maturity date	Oct. 16, 2024
Effective rate	2.72%
SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member] | COLOMBIA
Disclosure of quantitative information about right-of-use assets [line items]
Functional currency	COP
Type Of Amortization	Monthly
Maturity date	Dec. 27, 2024
Effective rate	2.17%